Business Combination (Details) - Schedule of Fair Value of Each Class of Recognized Assets and Liabilities (Parentheticals)	Mar. 31, 2023
Schedule of Fair Value of Each Class of Recognized Assets and Liabilities [Abstract]
Equity interest	60.00%